Standards Issued But Not yet Effective	12 Months Ended
Dec. 31, 2023
Standards Issued But Not yet Effective [Abstract]
Standards Issued But not Yet Effective
4.	Standards issued but not yet effective

The standards and interpretations relevant to the Group, that will have effect at January 1, 2024 are below:

-	Amendments to IFRS 16: Lease Liability in a Sale and Leaseback

-	Amendments to IAS 1: Classification of Liabilities as Current or Non-current

-	Supplier Finance Arrangements - Amendments to IAS 7 and IFRS 7

The amendments are not expected to have a material impact on the Group’s financial statements.